Loss per share - Potentially dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss per share
Shares issuable upon conversion of the Preferred Shares		305,355,746	256,069,179
Shares issuable upon vesting of share options	2,821,137
Restricted shares that become outstanding upon vesting		28,022,113	38,277,216
Shares issuable upon vesting of RSUs	10,723,068	12,973,563	7,516,745
Warrant to purchase of Preferred Shares			248,003
Total	13,544,205	346,351,422	302,111,143